Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Abstract]
Schedule of Components of Related party expense	The components of “Related party expense” in the condensed combined and consolidated statements of operations and comprehensive loss are summarized as follows:
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Related party shared services	$984	$971	$2,760	$3,115
Related party royalty	209	153	432	440
Related party management fee	136	1,293	435	3,497
Total related party expense	$1,329	$2,417	$3,627	$7,052
The components of “Related party expense” in the combined and consolidated statements of operations and comprehensive loss are summarized as follows:
	Years ended December 31,
(dollars in thousands)	2022	2021	2020
Related party shared services	$4,051	$4,280	$4,042
Related party royalty	631	530	538
Related party management fee	3,627	4,997	6,026
Total related party expense	$8,309	$9,807	$10,606